Summary of Significant Accounting Policies (Property, Plant and Equipment, Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or term of lease
Maximum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years